Cover	Mar. 01, 2022
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Mar. 01, 2022
Entity File Number	001-38125
Entity Registrant Name	Chicken Soup for the Soul Entertainment, Inc.
Entity Central Index Key	0001679063
Entity Tax Identification Number	81-2560811
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	132 E. Putnam Avenue
Entity Address, Address Line Two	Floor 2W
Entity Address, City or Town	Cos Cob
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06807
City Area Code	855
Local Phone Number	398-0443
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	CSSE
Security Exchange Name	NASDAQ
9.75% Series A Cumulative Redeemable Perpetual Preferred Stock, $0.0001 par value per share [Member]
Document Information [Line Items]
Title of 12(b) Security	9.75% Series A Cumulative Redeemable Perpetual Preferred Stock, $0.0001 par value per share
Trading Symbol	CSSEP
Security Exchange Name	NASDAQ
9.50% Notes due 2025 [Member]
Document Information [Line Items]
Title of 12(b) Security	9.50% Notes due 2025
Trading Symbol	CSSEN
Security Exchange Name	NASDAQ